Schedule of Deferred Tax Assets and Liabilities (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Deferred tax asset
Loss carryforwards	$ 4,661,550	$ 4,576,065	$ 3,710,922
Investments	0	960,957	0
Capital assets	62,385	10,101	0
Others	160,429	175,568	0
Capital Loss Carryforwards	5,873,698	0	0
Deferred tax liability
Capital assets	0	0	(24,177)
Total:	10,758,062	5,722,691	3,686,745
Valuation allowance	(10,758,062)	(5,722,691)	(3,686,745)
Deferred Tax Assets, Net	$ 0	$ 0	$ 0